Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Office equipment	$173,048	$169,247
Furniture and fixtures	20,346	20,346
Subtotal	193,394	189,593
Less: accumulated depreciation	(181,794)	(166,727)
Total property and equipment, net	$11,600	$22,866

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to US$17,251, US$21,136 and US$14,121, respectively. During 2024, KNOREX MY partially wrote off its office equipment and furniture and fixtures that were fully depreciated.